Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Statement of Compliance

(a)	Statement of Compliance

These Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”s) that are effective for the Group’s reporting for the year ended December 31, 2017. These Financial Statements were authorized for issue by the Board of Directors on March 28, 2018.

Basis of Preparation

(b)	Basis of Preparation

These Financial Statements have been prepared on a historical cost basis using the accrual basis of accounting, except for cash flow information and for financial instruments classified as available-for-sale, which are stated at their fair value (notes 2(e)). The accounting policies set out below have been applied consistently to all periods presented in these Financial Statements.

Basis of Consolidation

(c)	Basis of Consolidation

These Financial Statements incorporate the financial statements of the Company, the Company’s subsidiaries, and entities controlled by the Company and its subsidiaries listed below:

Name of Subsidiary	Place of Incorporation	Principal Activity	Ownership
3537137 Canada Inc. [1]	Canada	Holding Company. Wholly-owned subsidiary of the Company.	100%
Pebble Services Inc.	Nevada, USA	Management and services company. Wholly-owned subsidiary of the Company.	100%
Northern Dynasty Partnership	Alaska, USA	Holds 99.9% interest in the Pebble Limited Partnership and 100% of Pebble Mines Corp.	100% (indirect)
Pebble Limited Partnership	Alaska, USA	Holding Company and Exploration of the Pebble Project.	100% (indirect)
Pebble Mines Corp.	Delaware, USA	General Partner. Holds 0.1% interest in the Pebble Limited Partnership.	100% (indirect)
Pebble West Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Limited Partnership.	100% (indirect)
Pebble East Claims Corporation [2]	Alaska, USA	Holding Company. Subsidiary of the Pebble Limited Partnership.	100% (indirect)
U5 Resources Inc. [3]	Nevada, USA	Holding Company. Wholly-owned subsidiary of the Company.	100%
Cannon Point Resources Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
MGL Subco Ltd.	British Columbia, Canada	Not active. Wholly-owned subsidiary of the Company.	100%
Delta Minerals Inc.	British Columbia, Canada	Not active. Wholly-owned subsidiary of MGL Subco Ltd.	100% (indirect)
Imperial Gold Corporation	British Columbia, Canada	Not active. Wholly-owned subsidiary of Delta Minerals Inc.	100% (indirect)
Yuma Gold Inc.	Nevada, USA	Not active. Wholly-owned subsidiary of Imperial Gold Corporation.	100% (indirect)

Notes:

1.	Holds 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
2.	Both entities together hold 2,182 claims of the Pebble Project.
3.	Holds 220 claims of the Pebble Project. Subsequent to the reporting date, these claims were sold to Pebble West Claims Corporation.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Company has power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee); exposure, or rights, to variable returns from its involvement with the investee; and the ability to use its power over the investee to affect its returns.

Intra-Group balances and transactions, including any unrealized income and expenses arising from intra-Group transactions, are eliminated in preparing the Financial Statements. Unrealized gains arising from transactions with equity accounted investees are eliminated against the investment to the extent of the Group’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Foreign Currencies

(d)	Foreign Currencies

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Group. The functional currency of U5 Resources Inc., Pebble Services Inc., Pebble Mines Corp., the Pebble Partnership and its subsidiaries, and Yuma Gold Inc. is the US dollar and for all other entities within the Group, the functional currency is the Canadian dollar. The functional currency determinations were conducted through an analysis of the factors for consideration identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Transactions in currencies other than the functional currency are recorded at the rates of exchange prevailing on the dates of transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated at rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The results and financial position of entities within the Group which have a functional currency that differs from that of the Group are translated into Canadian dollars as follows: (i) assets and liabilities for each statement of financial position are translated at the closing exchange rate at that date; (ii) income and expenses for each income statement are translated at average exchange rates for the period; and (iii) the resulting exchange differences are included in the foreign currency translation reserve within equity.

Financial Instruments

(e)	Financial Instruments

Non-derivative financial assets:

The Group has the following non-derivative financial assets: available-for-sale financial assets (of nominal value) and loans and receivables.

Available-for-sale financial assets

Available-for-sale (“AFS”) financial assets are non-derivatives that are either designated as AFS or are not classified as (i) loans and receivables, (ii) held-to-maturity investments or (iii) financial assets at fair value through profit or loss. The Group’s investments in marketable securities are classified as AFS financial assets. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses, are recognized in other comprehensive income or loss and accumulated in the investment revaluation reserve within equity. When an investment is derecognized, the cumulative gain or loss in the investment revaluation reserve is transferred to profit or loss.

The fair value of AFS monetary assets denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period. The change in fair value attributable to translation differences that result from the amortized cost of the monetary asset is recognized within other comprehensive income or loss. The change in fair value of AFS equity investments is recognized in other comprehensive income or loss.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are initially recognized at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Loans and receivables consist of cash and cash equivalents and restricted cash (note 6), and amounts receivable (note 5).

Cash and cash equivalents and restricted cash

Cash and cash equivalents and restricted cash in the statements of financial position are comprised of cash and highly liquid investments having maturity dates of three months or less from the date of purchase, which are readily convertible into known amounts of cash.

The Group’s cash and cash equivalents and restricted cash are invested in business and savings accounts, guaranteed investment certificates and government treasury bills at major financial institutions and are available on demand by the Group when required and, as such, are subject to an insignificant risk of change in value.

Non-derivative financial liabilities:

The Group’s non-derivative financial liabilities comprise of trade and other payables (note 9) and payables to related parties (note 8).

All financial liabilities fall within the classification of other financial liabilities versus financial liabilities through profit or loss, and are recognized initially at fair value net of any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

Impairment of financial assets:

When an AFS financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income or loss are reclassified to profit or loss in the period. Financial assets are assessed for indicators of impairment at the end of each reporting period. Financial assets are impaired when there is objective evidence that, as a result of one or more events that occurred after the initial recognition of the financial assets, the estimated future cash flows of the investments have been impacted. For marketable securities classified as AFS, a significant or prolonged decline in the fair value of the securities below their cost is considered to be objective evidence of impairment.

For all other financial assets, objective evidence of impairment could include:

●	significant financial difficulty of the issuer or counterparty; or
●	default or delinquency in interest or principal payments; or
●	it becoming probable that the borrower will enter bankruptcy or financial re-organization.

For certain categories of financial assets, such as amounts receivable, assets that are assessed not to be impaired individually are subsequently assessed for impairment on a collective basis. The carrying amount of financial assets is reduced by the impairment loss directly for all financial assets with the exception of amounts receivable, where the carrying amount is reduced through the use of an allowance account. When an amount receivable is considered uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in profit or loss.

With the exception of AFS equity instruments, if, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized. In respect of AFS equity securities, impairment losses previously recognized through profit or loss are not reversed through profit or loss. Any increase in fair value subsequent to an impairment loss is recognized directly in equity.

When an AFS financial asset is considered to be impaired, cumulative gains or losses previously recognized in other comprehensive income are reclassified to profit or loss in the reporting period.

Derivative financial assets and liabilities:

The Group has no derivative financial assets or liabilities.

Exploration and Evaluation Expenditure

(f)	Exploration and Evaluation Expenditure

Exploration and evaluation expenditures include the costs of acquiring licenses, costs associated with exploration and evaluation activity, and the acquisition date fair value of exploration and evaluation assets acquired in a business combination or an asset acquisition. Exploration and evaluation expenditures are expensed as incurred except for expenditures associated with the acquisition of exploration and evaluation assets through a business combination or an asset acquisition. Costs incurred before the Group has obtained the legal rights to explore an area are expensed.

Acquisition costs, including general and administrative costs, are only capitalized to the extent that these costs can be related directly to operational activities in the relevant area of interest where it is considered likely to be recoverable by future exploitation or sale or where the activities have not reached a stage which permits a reasonable assessment of the existence of reserves.

Exploration and evaluation (“E&E”) assets are assessed for impairment only when facts and circumstances suggest that the carrying amount of an E&E asset may exceed its recoverable amount and when the Group has sufficient information to reach a conclusion about technical feasibility and commercial viability.

Industry-specific indicators for an impairment review arise typically when one of the following circumstances applies:

●	Substantive expenditure on further exploration and evaluation activities is neither budgeted nor planned;
●	title to the asset is compromised;
●	adverse changes in the taxation and regulatory environment;
●	adverse changes in variations in commodity prices and markets; and
●	variations in the exchange rate for the currency of operation.

Once the technical feasibility and commercial viability of the extraction of mineral resources in an area of interest are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Recoverability of the carrying amount of any exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective assets.

Mineral property, plant and equipment

(g)	Mineral property, plant and equipment

Mineral property, plant and equipment are carried at cost, less accumulated depreciation and accumulated impairment losses.

The cost of mineral property, plant and equipment consists of the acquisition costs transferred from E&E assets, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, including costs to further delineate the ore body, development and construction costs, removal of overburden to initially expose the ore body, an initial estimate of the costs of dismantling, removing the item and restoring the site on which it is located and, if applicable, borrowing costs.

Mineral property acquisition and development costs are not currently depreciated as the Pebble Project is still in the development stage and no saleable minerals are being produced.

The cost of an item of plant and equipment consists of the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, and an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.

Depreciation is provided at rates calculated to write off the cost of plant and equipment, less their estimated residual value, using the declining balance method at various rates ranging from 20% to 30% per annum.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in profit or loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Residual values and estimated useful lives are reviewed at least annually.

Impairment of Non-Financial Assets

(h)	Impairment of Non-Financial Assets

At the end of each reporting period the carrying amounts of the Group’s non-financial assets are reviewed to determine whether there is any indication that these assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in profit or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount. This increase in the carrying amount is limited to the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss. The Group has not recorded any impairment charges in the years presented.

Share Capital, Special Warrants and Warrants

(i)	Share Capital, Special Warrants and Warrants

Common shares, special warrants and warrants (notes 7(b)-(c)) are classified as equity. Transaction costs directly attributable to the issue of common shares, share purchase options, special warrants and warrants are recognized as a deduction from equity, net of any tax effects. Where units comprising of common shares and warrants are issued (note 7(b)), the proceeds and any transaction costs are apportioned between the common shares and warrants according to their relative fair values.

Upon conversion of special warrants and warrants into common shares, the carrying amount, net of a pro rata share of the transaction costs, is transferred to common share capital.

Share-based Payment Transactions

(j)	Share-based Payment Transactions

Equity-settled share-based Option Plan

The Group operates an equity-settled share-based option plan for its employees and service providers (note 7(d)). The fair value of share purchase options granted is recognized as an employee or consultant expense with a corresponding increase in the equity-settled share-based payments reserve in equity (the “Equity Reserve”). An individual is classified as an employee when the individual is an employee for legal or tax purposes (“direct employee”) or provides services similar to those performed by a direct employee.

The fair value is measured at grant date for each tranche, which is expensed on a straight line basis over the vesting period, with a corresponding increase in the Equity Reserve. The fair value of share purchase options granted is measured using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the share purchase options were granted and forfeiture rates as appropriate. At the end of each reporting period, the amount recognized as an expense is adjusted to reflect the actual number of share purchase options that are expected to vest.

Deferred Share Unit (“DSU”) Plan

The Group has a DSU plan for its non-executive directors. The Group determines whether to account for DSUs as equity-settled or cash-settled based on the terms of the contractual arrangement. The fair value of DSUs granted is recognized as an employee expense with a corresponding increase in the Equity Reserve if deemed equity-settled or a liability is raised if cash-settled at grant date.

The fair value is estimated using the TSX quoted market price of the Company’s common shares at grant date and expensed over the vesting period as share-based compensation in the statement of loss and comprehensive loss until they are fully vested. If the DSUs are cash-settled, the expense and liability are adjusted each reporting period for changes in the TSX quoted market price of the Company’s common shares.

Restricted Share Unit (“RSU”) Plan

The Group has a RSU plan for its employees, executive directors and eligible consultants of the Group. The Group determines whether to account for the RSUs as equity-settled or cash-settled based on the terms of the contractual arrangement. The fair value of RSUs is recognized as an employee expense with a corresponding increase in the Equity Reserve if deemed equity –settled or a liability is raised if cash settled at grant date.

The fair value is estimated using the number of RSUs and the quoted market price of the Company’s common shares at the grant date. It is then expensed over the vesting period with the credit recognized in equity in the Equity Reserve. If cash-settled, the expense and liability are adjusted each reporting period for changes in the quoted market value of the Company’s common shares.

Income Taxes

(k)	Income Taxes

Income tax on the profit or loss for the years presented comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized in other comprehensive income or loss or directly in equity, in which case it is recognized in other comprehensive income or loss or equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regard to previous years.

Deferred tax is provided using the balance sheet liability method, providing for unused tax loss carry forwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: goodwill not deductible for tax purposes; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit; and differences relating to investments in subsidiaries, associates, and joint ventures to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the end of the reporting period applicable to the period of expected realization or settlement.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Additional income taxes that arise from the distribution of dividends are recognized at the same time as the liability to pay the related dividend.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Restoration, Rehabilitation, and Environmental Obligations

(l)	Restoration, Rehabilitation, and Environmental Obligations

An obligation to incur restoration, rehabilitation and environmental costs arises when environmental disturbance is caused by the exploration or development of a mineral property interest. Such costs arising from the decommissioning of plant and other site preparation work, discounted to their net present value, are provided for and capitalized at the start of each project to the carrying amount of the asset, along with a corresponding liability as soon as the obligation to incur such costs arises. The timing of the actual rehabilitation expenditure is dependent on a number of factors such as the life and nature of the asset, the operating license conditions and, when applicable, the environment in which the mine operates.

Discount rates using a pre-tax rate that reflects the time value of money are used to calculate the net present value. These costs are charged against profit or loss over the economic life of the related asset, through amortization using either the unit-of-production or the straight line method. The corresponding liability is progressively increased as the effect of discounting unwinds, creating an expense recognized in profit or loss.

Decommissioning costs are also adjusted for changes in estimates. Those adjustments are accounted for as a change in the corresponding capitalized cost, except where a reduction in costs is greater than the unamortized capitalized cost of the related assets, in which case the capitalized cost is reduced to nil and the remaining adjustment is recognized in profit or loss.

The operations of the Group have been, and may in the future be, affected from time to time in varying degree by changes in environmental regulations, including those for site restoration costs. Both the likelihood of new regulations and their overall effect upon the Group are not predictable.

The Group has no material restoration, rehabilitation and environmental obligations as the disturbance to date is immaterial. As a condition for the issue of the Miscellaneous Land Use Permit at the Pebble Project, the Pebble Partnership has posted a bond with the Alaskan regulatory authorities as performance guarantee for any potential reclamation liability (note 6(b)).

Loss Per Share

(m)	Loss per Share

The Group presents basic and diluted loss per share information for its common shares, calculated by dividing the loss attributable to common shareholders of the Group by the weighted average number of common shares and any fully prepaid special warrants outstanding during the year. Diluted loss per share does not adjust the loss attributable to common shareholders or the weighted average number of common shares outstanding when the effect is anti-dilutive.

Segment Reporting

(n)	Segment Reporting

The Group operates in a single reportable operating segment – the acquisition, exploration and development of mineral properties. The Group’s core asset, the Pebble Project, is located in Alaska, USA.

Significant Accounting Estimates and Judgments

(o)	Significant Accounting Estimates and Judgments

The preparation of these Financial Statements requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities at the date of the Financial Statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These Financial Statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Financial Statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and future periods if the revision affects both current and future periods. These estimates are based on historical experience, current and future economic conditions and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Sources of estimation uncertainty

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the end of the reporting period, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

1.	The Group uses the Black-Scholes option pricing model to calculate the fair value of share purchase options granted for determining share-based compensation included in the loss for the year. Inputs used in this model require subjective assumptions, including the expected price volatility from three to five years. Changes in the subjective input assumptions can affect the fair value estimate. The weighted average assumptions applied are disclosed in note 7(d).
2.	Significant assumptions about the future and other sources of estimation uncertainty are made in determining the provision for any deferred income tax expense included in the loss for the year and the composition of any deferred income tax liabilities included in the Statement of Financial Position.

Critical accounting judgments

These include:

1.	In terms of IFRS 6, Exploration for and Evaluation of Mineral Resources, management determined that there were no circumstance and facts that indicated that testing the Group’s mineral property interest (“MPI”) for impairment was necessary.
2.	Pursuant to IAS 21, The Effects of Changes in Foreign Exchange Rates (“IAS 21”) in determining the functional currency of the parent and its subsidiaries, the Group used judgment in identifying the currency in which financing activities are denominated and the currency that mainly influences the cost of undertaking the business activities in each jurisdiction in which each entity operates.
3.	The Group has employed judgement that going concern was an appropriate basis for the preparation of the Financial Statements, as the Group considered existing and future available financial resources in determining that such financial resources are able to meet key corporate and Pebble Project expenditure requirements for at least the next twelve months (note 1).
4.	The Group employed judgment in the accounting for the non-refundable early option price installment received by the Group pursuant to the framework agreement with First Quantum Minerals Ltd. (note 3) as a non-current liability at the reporting date as no interest in the Pebble Partnership had been acquired or an option agreement to acquire an interest had been entered into.

Amendments, Interpretations, Revised and New Standards Adopted by the Group

(p)	Amendments, Interpretations, Revised and New Standards Adopted by the Group

The Group adopted the following amendments and annual improvements that became effective January 1, 2017:

●	Amendments to IAS 7, Statement of Cash Flows – Disclosure Initiative
●	Amendments to IAS 12, Income Taxes – Recognition of Deferred Tax Assets for Unrealised Losses
●	Annual improvements to IFRS 2014 – 2016 Cycle – Amendments to IFRS 12, Disclosure of Interests in Other Entities

The amendments and annual improvements had no material effect on the Financial Statements.

Early adoption

●	Amendments to IFRS 2, Share-based Payment (“IFRS 2”) – Classification and Measurement of Share-based Payment Transactions

The amendments to IFRS 2 clarify: a) the accounting for cash-settled share-based payment transactions that include a performance condition and include accounting requirements; b) the classification of share based payment transactions with net settlement features. This amendment provides for an exception for a share-based payment arrangement that is settled on a net basis to be classified as equity-settled in its entirety provided the share-based payment would have been classified as equity-settled had it not included the net settlement feature; and c) the accounting for modifications of share-based payment transactions from cash-settled to equity-settled. The amendments are effective for annual periods on or after January 1, 2018 with early application permitted.

The Group has early adopted these amendments and accordingly has classified share-based compensation with a net settlement feature as equity-settled and measured it accordingly (note 7(f)).

Accounting Standards, Amendments and Revised Standards Not Yet Effective

(q)	Accounting Standards, Amendments and Revised Standards Not Yet Effective

Effective for annual periods commencing on or after January 1, 2018

●	IFRS 9, Financial Instruments (“IFRS 9”)

IFRS 9 replaces IAS 39, Financial Instruments: Recognition and Measurement, in its entirety. The standard incorporates a number of improvements: a) includes a logical model for classification and measurement (IFRS 9 provides for principle-based approach to classification which is driven by cash flow characteristics and the business model in which an asset is held); b) includes a single, forward-looking “expected loss” impairment model (IFRS 9 will require entities to account for expected credit losses from when financial instruments are first recognized and to recognize full lifetime expected losses on a timely basis); and c) includes a substantially-reformed model for hedge accounting with enhanced disclosures about risk management activity (IFRS 9’s new model aligns the accounting treatment with risk management activities). The standard permits early adoption.

The Group will adopt IFRS 9 at the effective date and anticipates that the adoption will have no material impact on its financial statements given the extent of its current use of financial instruments.

●	IFRS 15, Revenue from Contracts with Customers (“IFRS 15”)

IFRS 15 supersedes IAS 11, Construction Contracts, IAS 18, Revenue, IFRIC 13, Customer Loyalty Programmes, IFRIC 15, Agreements for the Construction of Real Estate, IFRIC 18, Transfers of Assets from Customers and SIC 31, Revenue – Barter Transactions Involving Advertising Services. IFRS 15 establishes a single five-step model framework for determining the nature, amount, timing and certainty of revenue and cash flows arising from a contract with a customer. The standard permits early adoption.

The Group will adopt IFRS 15 at the effective date and anticipates that the adoption will have no material impact on its financial statements as the Group does not generate significant revenue given the Group’s current stage of development of the Pebble Project. The Group will reassess the impact once significant revenue is generated.

Effective for annual periods commencing on or after January 1, 2019

●	IFRS 16, Leases (“IFRS 16”).

The IASB issued IFRS 16 and revised IAS 17 in January 2016. IFRS 16 specifies how to recognize, measure, present and disclose leases. IFRS 16 provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the term of the lease is twelve months or less or the underlying asset has a low value. Lessor accounting however remains unchanged from IAS 17 and the distinction between operating and finance leases is retained. IFRS 16 now prescribes the accounting policies and disclosures applicable to leases, both for lessees and lessors.

The Group will adopt IFRS 16 at the effective date and anticipates that the adoption will not have a significant impact other than the accounting for office, accommodation and storage leases the Group may have entered into where the minimum lease term is more than 12 months.